Redeemable noncontrolling interests (Tables)	12 Months Ended
Mar. 31, 2017
Analysis of Changes in Redeemable Noncontrolling Interests

An analysis of the changes for the fiscal years ended March 31, 2015, 2016 and 2017 in Redeemable noncontrolling interests is as follows:

	2015	2016	2017
	Millions of yen
Balance at beginning of year	¥25,912	¥28,272	¥45,097
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	—	(419)	—
Balance at beginning of year (as adjusted )	25,912	27,853	45,097
Acquisition of new subsidiaries (Note 25)	—	11,728	—
Comprehensive income (loss)
Net income	1,090	1,393	1,656
Other comprehensive income (loss)
Unrealized gain (loss) on securities	—	(1)	—
Foreign currency translation adjustments	1,235	(947)	(1,280)
Cash dividends	—	4	(69)
Transactions with noncontrolling interests	35	5,067	5,415

Balance at end of year	¥28,272	¥45,097	¥50,819